Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Consolidated Statements of Comprehensive Income / (Loss)
Net income	$ 35,762	$ 149,191
Other Comprehensive income:
Total Other Comprehensive income	0	0
Total Comprehensive income	$ 35,762	$ 149,191